Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of inventories [line items]
Inventories	$ 1,738	[1]	$ 1,500	[1]	$ 1,191	[1]	$ 1,346
Refined products [member]
Disclosure of inventories [line items]
Inventories	1,144		1,024		714
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	449		366		393
Products in process [member]
Disclosure of inventories [line items]
Inventories	51		34		23
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 94		$ 76		$ 61

[1]	As of December 31, 2022, 2021 and 2020, the cost of inventories does not exceed their net realizable value.